REAL ESTATE (Schedule of Investments in Consolidated Properties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate [Abstract]
Land	$ 99,595	$ 65,908
Buildings	193,302	53,112
Building improvements	3,964	2,295
Real estate investment, at cost	296,861	121,315
Less accumulated depreciation	(7,412)	(5,435)
Real estate, net	$ 289,449	$ 115,880